THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK††— 98.7%

	Shares	Value

CONSUMER DISCRETIONARY — 14.0%
American Public Education*	12,400	$367,288
Callaway Golf	7,600	240,768
Five Below*	1,900	369,398
Papa John’s International	3,900	445,068
Skyline Champion*	8,600	485,040
Stride*	6,400	196,224
Travel + Leisure	7,000	362,600
WW International*	9,900	304,326

		2,770,712

CONSUMER STAPLES — 3.8%
Grocery Outlet Holding*	8,700	288,144
Primo Water	18,700	309,111
SunOpta*	15,400	161,700

		758,955

ENERGY — 2.1%
Denbury*	6,200	407,402

FINANCIALS — 3.7%
Nicolet Bankshares*	4,800	347,472
Umpqua Holdings	20,400	384,948

		732,420

HEALTH CARE — 24.1%
Axogen*	16,600	338,142
Bioventus, Cl A*	11,600	180,844
Cardiovascular Systems*	9,000	362,610
Covetrus*	13,200	336,072
Encompass Health	4,600	382,950
Ensign Group	4,000	340,280
Harmony Biosciences Holdings*	11,400	298,224
Inovalon Holdings, Cl A*	13,500	511,380
ModivCare*	2,600	442,000

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
NuVasive*	5,600	$358,120
Omnicell*	3,200	468,800
Pacira BioSciences*	6,600	389,070
R1 RCM*	9,100	194,831
Viemed Healthcare*	27,200	189,312

		4,792,635

INDUSTRIALS — 20.4%
Air Transport Services Group*	12,702	307,389
Arcosa	4,500	246,420
Gibraltar Industries*	4,100	306,188
Griffon	14,400	332,928
Hub Group, Cl A*	5,000	331,400
ICF International	5,000	457,850
Matson	6,800	456,416
Mercury Systems*	3,376	222,816
Primoris Services	10,468	312,993
Rexnord	6,600	371,778
Tetra Tech	2,700	360,504
Vicor*	2,998	346,599

		4,053,281

INFORMATION TECHNOLOGY — 25.7%
A10 Networks*	17,800	227,306
Axcelis Technologies*	8,300	319,965
Brooks Automation	4,100	364,941
EPAM Systems*	900	503,820
Fabrinet*	3,700	349,724
Infinera*	19,600	194,236
Mimecast*	5,900	327,745
Model N*	7,813	252,907
Pegasystems	3,200	408,448
Progress Software	10,800	492,372
Silicon Motion Technology ADR	4,242	318,107

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Telos*	11,200	$313,824
Verint Systems*	4,800	204,816
Viavi Solutions*	23,900	398,891
WNS Holdings ADR*	5,314	437,555

		5,114,657

MATERIALS — 4.9%
Ingevity*	4,300	365,242
Materion	4,600	328,256
Osisko Gold Royalties	21,000	286,440

		979,938

TOTAL COMMON STOCK (Cost $14,598,117)		19,610,000

SHORT-TERM INVESTMENT(A) — 2.4%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.010% (Cost $487,615)	487,615	487,615

TOTAL INVESTMENTS— 101.1% (Cost $15,085,732)		$20,097,615

Percentages are based on Net Assets of $19,872,174.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2021 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-002-3600

4

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 96.8%

	Shares	Value

COMMUNICATION SERVICES — 3.2%
Magnite*	16,292	$493,648
QuinStreet*	25,354	464,992
Thryv Holdings*	23,700	787,314

		1,745,954

CONSUMER DISCRETIONARY — 13.6%
American Public Education*	32,800	971,536
Aspen Group*	47,797	314,982
Clarus	34,605	986,934
Designer Brands, Cl A*	37,300	543,461
Duluth Holdings, Cl B*	40,100	600,297
El Pollo Loco Holdings*	46,000	856,060
Green Brick Partners*	17,100	428,697
Johnson Outdoors, Cl A	6,524	772,246
Stride*	15,061	461,771
XPEL*	6,368	589,677
Zumiez*	21,854	953,927

		7,479,588

CONSUMER STAPLES — 1.9%
elf Beauty*	18,992	524,369
Utz Brands	21,900	495,816

		1,020,185

ENERGY — 1.1%
National Energy Services Reunited*	48,182	621,548

FINANCIALS — 3.3%
Federal Agricultural Mortgage, Cl C	6,100	594,750
Guaranty Bancshares	12,393	414,546
QCR Holdings	17,000	834,530

		1,843,826

HEALTH CARE — 25.6%
Accuray*	134,311	550,675

1

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Antares Pharma*	189,594	$834,214
BioDelivery Sciences International*	69,100	259,816
Bioventus, Cl A*	31,700	494,203
CareDx*	8,618	724,257
Cerus*	109,397	551,361
CryoPort*	8,717	538,013
Inogen*	12,784	1,019,780
IntriCon*	27,903	669,672
iRadimed*	19,338	650,917
Lantheus Holdings*	26,315	688,663
LeMaitre Vascular	16,304	887,916
Mesa Laboratories	2,104	619,649
ModivCare*	3,672	624,240
NeoGenomics*	15,796	728,196
Repro-Med Systems*	123,900	422,499
STAAR Surgical*	4,418	565,150
Surmodics*	16,600	914,826
Tactile Systems Technology*	12,517	613,083
U.S. Physical Therapy	4,928	582,292
Utah Medical Products	7,360	657,984
Viemed Healthcare*	71,800	499,728

		14,097,134

INDUSTRIALS — 20.3%
Air Transport Services Group*	20,928	506,458
Alamo Group	3,600	528,372
Allied Motion Technologies	22,227	731,490
CBIZ*	19,651	635,513
Construction Partners, Cl A*	17,821	598,429
CRA International	8,896	762,654
Energy Recovery*	36,771	777,707
Exponent	7,106	760,982
Huron Consulting Group*	10,772	529,228

2

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Kornit Digital*	5,479	$724,104
Montrose Environmental Group*	13,447	721,970
MYR Group*	9,466	905,234
Radiant Logistics*	85,875	534,142
Shyft Group	22,677	894,381
Sterling Construction*	42,491	933,102
Vicor*	5,360	619,670

		11,163,436

INFORMATION TECHNOLOGY — 22.2%
A10 Networks*	48,700	621,899
ADTRAN	47,079	1,055,040
Airgain*	27,489	501,674
Axcelis Technologies*	16,841	649,221
Ebix	15,500	468,410
Harmonic*	84,977	752,047
Immersion*	95,800	724,248
Luna Innovations*	59,100	728,703
MagnaChip Semiconductor*	33,627	698,769
Model N*	16,933	548,121
NeoPhotonics*	42,200	409,340
OneSpan*	25,663	633,106
Perficient*	12,449	1,173,816
Powerfleet*	79,800	543,438
QAD, Cl A	9,400	815,450
Silicon Motion Technology ADR	9,559	716,829
Vishay Precision Group*	20,700	752,031
Zix*	59,277	439,243

		12,231,385

MATERIALS — 4.5%
Haynes International	18,930	714,229

3

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — continued
Ranpak Holdings, Cl A*	39,246	$1,005,483
UFP Technologies*	12,439	743,603

		2,463,315

REAL ESTATE — 1.1%
RE/MAX, Cl A	18,205	624,432

TOTAL COMMON STOCK (Cost $34,440,551)		53,290,803

SHORT-TERM INVESTMENT(A) — 4.2%

Dreyfus Treasury & Agency Cash Management Fund, Institutional Shares, 0.010% (Cost $2,311,140)	2,311,140	2,311,140

TOTAL INVESTMENTS— 101.0% (Cost $36,751,691)		$55,601,943

Percentages are based on Net Assets of $55,028,829.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

RHJ-QH-004-2200

4